Description of Plan (Additional Information) (Details) - EBP 001 [Member] - USD ($)			12 Months Ended
	Feb. 01, 2025	Jan. 01, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Description of Plan [Line Items]
Employee`s salary are matched			6.00%
Participant contribution, eligible compensation, automatically enrolled	3.00%
Employer Match and Contributions			$ 4,760,190
Contributions, Employer Match Contributions			14,372,973
Minimum Amount of a Loan			500
Participants Highest Outstanding Loan Balance			$ 50,000
Percentage of participant's account balance vested			50.00%
Forfeited Nonvested Accounts			$ 151,877	$ 364,898
Forfeitures Amount Utilized			92,759
Reduce the Employers Matching Contributions			$ 412,504
Employee Benefit Plan, Investment Contribution, Minimum Increment Percent			1.00%
Maximum [Member]
EBP, Description of Plan [Line Items]
Loans Bear Interest			10.50%
Minimum [Member]
EBP, Description of Plan [Line Items]
Loans Bear Interest			3.25%
Enovation, HCEE, HHAM, and Helios [Member]
EBP, Description of Plan [Line Items]
Pre-tax contributions, maximum		6.00%			6.00%
Employee`s salary are matched		100.00%
Participant contribution, eligible compensation, automatically enrolled			3.00%	7.00%
Employer Match and Contributions			$ 264,864
Participant Contributions			236,484
Contributions, Employer Match Contributions			$ 501,348
Enovation, HCEE, HHAM, and Helios [Member] | Maximum [Member]
EBP, Description of Plan [Line Items]
Pre-tax contributions, maximum				100.00%
Enovation, HCEE, HHAM, and Helios [Member] | Minimum [Member]
EBP, Description of Plan [Line Items]
Pre-tax contributions, minimum				1.00%
Enovation and Balboa [Member]
EBP, Description of Plan [Line Items]
Pre-tax contributions, maximum		4.50%
Common Stock [Member]
EBP, Description of Plan [Line Items]
Share-based stock fund			127,978	146,915
Common Stock Price Per Share			$ 53.49	$ 44.64